Earnings Per Share (Schedule of computation of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic EPS:
Net income attributable to Shares	$ 78,632	$ 79,949	$ 60,277
Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,725	44,158	43,644
Diluted EPS:
Net income attributable to Shares	$ 78,632	$ 79,949	$ 60,277
Add amortization of notes issuance costs	1,094	1,094	105
Net income used in diluted earnings per Share calculation	$ 79,726	$ 81,043	$ 60,382
Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,725	44,158	43,644
Effect of stock-based awards	717	650	988
Effect of conversion of Notes	$ 3,421	$ 3,421	$ 403
Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	48,863	48,229	45,035
Basic net earnings per share	$ 1.76	$ 1.81	$ 1.38
Diluted net income per Share	$ 1.63	$ 1.68	$ 1.34
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	3,520	5,704	0